Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,702,180
Proposed Maximum Offering Price per Unit	56.47
Maximum Aggregate Offering Price	$ 152,592,104.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,275.51
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant (the "Registrant") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-284017), filed with the Securities and Exchange Commission on December 23, 2024. The number of shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), being registered consists of 2,702,180 shares of Common Stock issuable upon the exchange, retraction or redemption of non-voting exchangeable shares of MB Exchangeco Inc., an indirect wholly owned Canadian subsidiary of the Registrant ("MB ExchangeCo"), or in connection with certain liquidation, dissolution, winding-up or insolvency events involving the Registrant or MB ExchangeCo. Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the Amount of Registration Fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Common Stock as reported on the NASDAQ Global Market on September 24, 2026, which date is within five business days prior to the filing of this prospectus supplement.